Other reserves (Tables)	12 Months Ended
Dec. 31, 2020
Other reserves
Schedule of other reserves

				Share‑based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2018	35,609	(10,000)	33,104	67,960	(59,989)	66,684
Translation of foreign operations	—	—	—	—	1,088	1,088
Transfer to statutory reserve	—	—	4,875	—	—	4,875
Disposal of a subsidiary due to loss of control	—	—	(17)	—	—	(17)
Further acquisition of interests in a subsidiary (Note 32)	—	—	—	—	(3,410)	(3,410)
Partial disposal of interests in a subsidiary without loss of control (Note 32)	—	—	—	—	331	331
Issuance of shares	25,694	—	—	—	—	25,694
At 31 December 2018 and 1 January 2019	61,303	(10,000)	37,962	67,960	(61,980)	95,245
Translation of foreign operations	—	—	—	—	672	672
Transfer to statutory reserve	—	—	4,621	—	—	4,621
Further acquisition of interests in a subsidiary (Note 32)	—	—	—	—	(5,741)	(5,741)
Partial disposal of interests in a subsidiary without loss of control (Note 32)	—	—	—	—	493	493
Share-based payment reserve	—	—	—	47,788	—	47,788
Issuance of shares upon initial public offering	211,906	—	—	—	—	211,906
Transaction costs related to issuance of shares upon initial public offering	(45,516)	—	—	—	—	(45,516)
Preferred shares converted into ordinary share upon initial public offering	339,346	—	—	—	—	339,346
Exchangeable note converted into ordinary share upon initial public offering	140,471	—	—	—	—	140,471
At 31 December 2019 and 1 January 2020	707,510	(10,000)	42,583	115,748	(66,556)	789,285
Translation of foreign operations	—	—	—	—	(731)	(731)
Transfer to statutory reserve	—	—	194	—	—	194
Further acquisition of interests in a subsidiary (Note 32)	—	—	—	—	92	92
Partial disposal of interests in a subsidiary without loss of control (Note 32)	—	—	—	—	2,548	2,548
Share-based payment reserve	—	—	—	78,967	—	78,967
Share re-purchase	—	—	—	—	—	—
At 31 December 2020	707,510	(10,000)	42,777	194,715	(64,647)	870,355